Shareholders' Equity - Schedule of Stock by Class (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Class A Multiple Voting shares [Member]
Class of Stock [Line Items]
Issued and Outstanding, Common Shares	255,226,928
Amount, Total Common Shares	$ 221,495
Class B Subordinate Voting Shares [Member]
Class of Stock [Line Items]
Issued and Outstanding, Common Shares	43,284,436
Amount, Total Common Shares	$ 256,679
Total Common Shares [Member]
Class of Stock [Line Items]
Issued and Outstanding, Common Shares	298,511,364
Amount, Total Common Shares	$ 478,174
Old Xanadu Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Issued and Outstanding,Old Xanadu Convertible Preferred Shares		199,930,069
Amount, Old Xanadu Convertible Preferred Shares		$ 213,002
Old Xanadu Voting and Non-Voting Common Shares [Member]
Class of Stock [Line Items]
Issued and Outstanding, Common Shares		55,964,876
Amount, Total Common Shares		$ 7,585
Total Old Xanadu Preferred and Common Shares [Member]
Class of Stock [Line Items]
Issued and Outstanding, Voting and Non-Voting Common Shares		255,894,945
Amount, Voting and Non-Voting Common Shares		$ 220,587